Note 3 - Fair Value Measurements - Financial Assets and Liabilities Measured at Fair Value for a Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Fair value of liabilities	$ 923,849	$ 583,734	$ 3,852,882
Stock Purchase Warrants [Member]
Liability classified stock purchase warrants	923,849	583,734	3,852,882
Fair Value, Inputs, Level 1 [Member]
Fair value of liabilities
Fair Value, Inputs, Level 1 [Member] | Stock Purchase Warrants [Member]
Liability classified stock purchase warrants
Fair Value, Inputs, Level 2 [Member]
Fair value of liabilities
Fair Value, Inputs, Level 2 [Member] | Stock Purchase Warrants [Member]
Liability classified stock purchase warrants
Fair Value, Inputs, Level 3 [Member]
Fair value of liabilities	923,849	583,734	3,852,882
Fair Value, Inputs, Level 3 [Member] | Stock Purchase Warrants [Member]
Liability classified stock purchase warrants	$ 923,849	$ 583,734	$ 3,852,882